Stock-Based Compensation - Summary of Share-based Payment Arrangement, Activity (Detail) - Vendor Warrants [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Shares
Beginning balance (in shares) | shares	1,432,954
Exercised (in shares) | shares	(589,872)
Ending balance (in shares) | shares	843,082
Exercisable at the end of period (in shares) | shares	426,980
Weighted Average Exercise Price
Beginning balance (in dollars per share) | $ / shares	$ 1.37
Exercised (in dollars per share) | $ / shares	0.82
Ending balance (in dollars per share) | $ / shares	1.75
Exercisable at the end of period (in dollars per share) | $ / shares	$ 1.75
Weighted Average Contractual Term (in Years)
Outstanding (in years)	7 years 3 days
Exercisable at the end of period (in years)	7 years 3 days
Aggregate Intrinsic Value
Outstanding | $	$ 9,957
Exercisable at the end of period | $	$ 5,043